Balance Sheets - USD ($) $ in Thousands	Sep. 30, 2024	Jun. 30, 2024	Dec. 31, 2023	Sep. 30, 2023	Jun. 30, 2023	Dec. 31, 2022	Dec. 31, 2021
Current assets:
Cash and cash equivalents	$ 14,207		$ 7,350			$ 16,053
Prepaid expenses and other current assets	441		198			471
Total current assets	16,321		7,548			16,524
Total current assets	16,321		7,548			16,524
Current liabilities:
Accounts payable	3,130		936			3,181
Accrued expenses and other current liabilities	4,505		1,424			2,601
Total current liabilities	7,635		2,360			5,782
Royalty agreement liability	10,819		8,054			32,417
Derivative liabilities – royalty agreement	1,418		1,014			1,499
Total liabilities	33,122		11,428			39,698
Commitments and Contingencies
Convertible preferred stock, $0.00001 par value; 20,655,895 shares authorized; 15,360,787 shares issued and outstanding at September 30, 2024 and December 31, 2023; aggregate liquidation value of $66,063 at September 30, 2024	70,603		70,603			70,603
Stockholders’ equity:
Common stock	0		0			0
Additional paid-in capital	2,380		1,818			1,215
Accumulated deficit	(89,784)		(76,301)			(94,992)
Total stockholders’ equity	(87,404)	$ (80,828)	(74,483)	$ (95,171)	$ (92,493)	(93,777)	$ (66,686)
Total liabilities and stockholders’ equity	$ 16,321		$ 7,548			$ 16,524